CONSOLIDATED STATEMENT OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cash flows from operating activities:
Net loss	$ (107,420)	$ (505,330)	$ (67,713)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation	1,683	484	166
Amortization of operating right of use asset	3,226
Accretion income on short-term investments	(654)	0	0
Share-based compensation	26,892	448,077	52,763
Remeasurement of warrant liability	(17,929)	(11,024)
Transaction costs related to warrants	0	2,887	0
Increase in accrued interest on short-term investments	(425)	0	0
Decrease in inventory	0	271	107
Decrease (increase) in trade receivables	0	55	(20)
Increase in other accounts receivable and prepaid expenses	(4,055)	(12,859)	(137)
Change in operating right of use asset and liability, net	(7,916)
Increase (decrease) in deferred revenues	0	943	(10)
Increase (decrease) in trade payables	(1,106)	3,782	368
Increase (decrease) in other accounts payable and accrued expenses	(4,900)	13,450	1,396
Other	19	125	18
Net cash used in operating activities	(112,585)	(59,139)	(13,062)
Cash flows from investing activities:
Purchase of property and equipment	(11,058)	(2,415)	(595)
Purchase of short-term investments	(139,891)	0	0
Proceeds from short-term investments	44,114	0	0
Proceeds from (investments in) bank deposits	0	1,667	(1,667)
Net cash used in investing activities	(106,835)	(748)	(2,262)
Cash flows from financing activities:
Proceeds from exercise of options and warrants	2,430	809	209
Proceeds from issuance of Preferred shares, net	0	0	25,825
Proceeds from exercise of warrants to preferred shares	0	2,907	7,085
Proceeds from SPAC merger and PIPE financing, net of transaction costs	0	287,579	0
Net cash provided by financing activities	2,430	291,295	33,119
Increase (decrease) in cash, cash equivalents and restricted cash	(216,990)	231,408	17,795
Cash, cash equivalents and restricted cash at beginning of year	276,915	45,507	27,712
Cash, cash equivalents and restricted cash at end of period	59,925	276,915	45,507
Non-cash activity:
Deferred transaction costs	0	0	328
Purchase of property and equipment included in accounts payable or accrued	2,739	114	61
Reclassification of warrant liability to equity	3,104	0	0
Supplemental cash flow:
Cash received for interest	1,905	394	457
Cash paid for income taxes	590	0	0
Reconciliation of cash, cash equivalents and restricted cash:
Cash and cash equivalents	56,762	275,772	44,707
Restricted cash	162	138	800
Non-current restricted cash	3,001	1,005	0
Total cash, cash equivalents and restricted cash	$ 59,925	$ 276,915	$ 45,507